Accumulated Other Comprehensive Income Loss	12 Months Ended
Jan. 02, 2016
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss):

Comprehensive income is computed as net earnings plus certain other items that are recorded directly to stockholders’ equity during the accounting period. In addition to net earnings, comprehensive income also includes unrealized gains and losses on postretirement plan benefits, net of tax and foreign currency translation gains (losses). Accumulated other comprehensive income (loss), net of tax, for 2015, 2014 and 2013 consisted of the following:

	Unrealized Gain (Loss) on Postretirement Plan	Currency Translation	Accumulated Other Comprehensive Income (Loss)
Balance, December 29, 2012	$2,667	$—	$2,667
Fiscal 2013 activity	1,016	—	1,016
Balance, December 28, 2013	$3,683	$—	$3,683
Fiscal 2014 activity	(752)	(15,268)	(16,020)
Balance, January 3, 2015	$2,931	$(15,268)	$(12,337)
Fiscal 2015 activity	(445)	(31,277)	(31,722)
Balance, January 2, 2016	$2,486	$(46,545)	$(44,059)